		RMB Mendon Financial Services Fund
		Portfolio Holdings As of March 31, 2020 (Unaudited)

			Number of
			Shares	Value
		Common Stocks 92.8%
		(percentage of net assets)
		BANKS 83.9%
		Amalgamated Bank - Class A	380,853	$4,120,829
		Ameris Bancorp	720,648	17,122,596
		Banc of California, Inc.	104,464	835,712
		Bank7 Corp.	232,612	1,846,939
*		Baycom Corp.	458,394	5,523,648
		Berkshire Hills Bancorp, Inc.	50,000	743,000
		Business First Bancshares, Inc.	25,581	345,344
		Byline Bancorp, Inc.	469,688	4,870,665
		Carolina Financial Corp.	229,624	5,940,373
		CBTX, Inc.	16,679	296,386
*		Equity Bancshares, Inc. - Class A [a]	823,833	14,211,119
*		Esquire Financial Holdings, Inc.	70,676	1,063,674
		FB Financial Corp.	893,632	17,622,423
		First Bancorp	353,728	8,164,042
		First Bancshares, Inc. (The)	446,068	8,506,517
		Hilltop Holdings, Inc.	33,776	510,693
*		Howard Bancorp, Inc.	518,448	5,630,345
		Investar Holding Corp.	174,914	2,233,652
		KeyCorp	60,000	622,200
		Live Oak Bancshares, Inc.	1,001,600	12,489,952
		Origin Bancorp, Inc.	308,713	6,251,438
*		Professional Holding Corp. - Class A	202,020	3,222,219
		Reliant Bancorp, Inc.	70,929	799,370
*		Seacoast Banking Corp. of Florida	82,909	1,518,064
*		Spirit of Texas Bancshares, Inc.	468,083	4,839,978
		Synovus Financial Corp.	175,000	3,073,000
		TCF Financial Corp.	250,000	5,665,000
*		Triumph Bancorp, Inc.	222,796	5,792,696
		Umpqua Holdings Corp.	150,000	1,635,000
		Veritex Holdings, Inc.	1,019,986	14,249,204
				159,746,078
		DIVERSIFIED FINANCIALS 8.9%
		Ally Financial, Inc.	134,229	1,936,924
		Cowen, Inc. - Class A	107,400	1,037,484
		E*TRADE Financial Corp.	18,182	624,006
*		Far Point Acquisition Corp. - Class A	1,221,431	12,360,882
*		Oportun Financial Corp.	32,205	339,763
		Manning & Napier, Inc.	521,582	651,978
				16,951,037
		Total Common Stocks (Cost: $240,146,196)		176,697,115

		Warrants 0.1%
		(percentage of net assets)
		DIVERSIFIED FINANCIALS 0.1%
*		Far Point Acquisition Corp.	340,518	183,880
		Total Warrants (Cost: $426,033)		183,880

		Short-Term Investments 5.4%
		(percentage of net assets)
		MONEY MARKET FUNDS 5.4%
		First American Government Obligations Fund - Class X - 0.43% [b]	9,657,835	9,657,835
		First American Treasury Obligations Fund - Class X - 0.32% [b]	631,127	631,127
		Total Short-Term Investments (Cost: $10,288,962)		10,288,962

		Total Investments 98.3% (Cost: $250,861,191)		$187,169,957
		Cash and other assets, less liabilities 1.7%		3,270,250
		Net Assets 100.0%		$190,440,207

	*	Indicates securities that do not produce income.
	a	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
	b	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depository Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’
process may not be effective in preventing short-term NAV arbitrage trading.

At March 31, 2020	Level 1	Level 2	Level 3	Total
RMB Mendon Financial Services Fund
Assets
Common Stock*	$176,697,115	$-	$-	$176,697,115
Warrants*	183,880	-	-	183,880
Short-Term Investments	10,288,962	-	-	10,288,962
Total Investments in Securities	$187,169,957	$-	$-	$187,169,957

Refer to the Fund's Portfolio Holdings for the breakdown of major categories

During the period ended March 31, 2020, RMB Mendon Financial Services Fund owned shares of the following affiliated securities. An affiliated security is a security in which the Fund has ownership of at least 5% of the voting securities.

RMB Mendon Financial Services Fund

Affiliate	Value at 12/31/19	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Value at 03/31/20	Dividend Income
Equity Bancshares, Inc. - Class A	$25,431,725	$-	$-	$-	$(11,220,606)	$14,211,119	$-
Totals	$25,431,725	$-	$-	$-	$(11,220,606)	$14,211,119	$-

Affiliate				Shares at 12/31/19	Purchases	Sales	Shares at 03/31/20
Equity Bancshares, Inc. - Class A				823,833	-	-	823,833
Totals				823,833	-	-	823,833